GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Jan. 31, 2022
Segment Reporting [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which often differ from the geographic location of the customer.

The information below summarizes revenue by major geographic region for the years ended January 31, 2022, 2021, and 2020:

	Year Ended January 31,
(in thousands)	2022	2021	2020
EMEA:
Israel	$328,371	$274,113	$277,605
Germany	63,258	86,834	77,540
Other	14,127	18,727	22,775
Total EMEA	405,756	379,674	377,920
Americas:
United States	37,726	44,746	53,354
Other	17,869	7,134	10,359
Total Americas	55,595	51,880	63,713
APAC	12,691	11,904	15,476
Total revenue	$474,042	$443,458	$457,109

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets. We believe that our tangible long-lived assets, which consist of our net property and equipment, are exposed to greater geographic area risks and uncertainties than intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net by geographic area consisted of the following as of January 31, 2022 and 2021:

	January 31,
(in thousands)	2022	2021
Israel	$24,510	$31,104
United States	538	902
Other countries	5,791	5,589
Total property and equipment, net	$30,839	$37,595

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2022	2021	2020
Customer A	14.8%	16.9%	15.6%
Customer B	8.4%	14.1%	12.9%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.